Note 9 - Income Taxes - Reconciliation of Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S. federal statutory rate applied to pretax loss	21.00%	21.00%
State income tax (benefit)	4.00%	3.90%
Permanent differences	(0.00%)	(0.00%)
NOL carryforward expiration	(4.10%)	(4.30%)
R&D tax credits, net of expiration	6.50%	6.40%
Change in valuation allowance and other adjustments	(27.40%)	(27.00%)
Effective tax rate	0.00%	0.00%